SUPPLEMENT DATED NOVEMBER 15, 2004 TO THE
                                                SCUDDER ADVOCATE REWARDS ANNUITY
                                                    PROSPECTUS DATED MAY 3, 2004

The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE OCTOBER 15, 2004, the "Invesco VIF - Utilities Fund" was renamed to "AIM V.I. Utilities Fund".

EFFECTIVE NOVEMBER 15, 2004, the cover is supplemented to include the following available variable funding options:

SCUDDER VARIABLE SERIES II
    Scudder Mercury Large Cap Core Portfolio - Class B
    Scudder Templeton Foreign Value Portfolio - Class B

The Underlying Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                                 DISTRIBUTION                         TOTAL        CONTRACTUAL FEE       NET TOTAL
                                                    AND/OR                           ANNUAL         WAIVER AND/OR         ANNUAL
                               MANAGEMENT          SERVICE            OTHER         OPERATING          EXPENSE           OPERATING
FUNDING OPTION                     FEE           (12b-1) FEES       EXPENSES        EXPENSES        REIMBURSEMENT        EXPENSES
----------------------        --------------    ---------------    ------------    ------------    -----------------    ------------
SCUDDER VARIABLE SERIES II
Scudder Mercury Large Cap
Core Portfolio - Class B ....     0.90%              0.25%          0.35%(10)         1.50%             0.30%            1.20% (11)

Scudder Templeton Foreign
Value Portfolio - Class B ...     0.95%              0.25%          0.40%(10)         1.60%             0.26%            1.34% (12)

(10) Other expenses are based on estimated amounts for the current fiscal year.

(11) The advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the portfolio to the extent necessary to maintain the portfolio's operating expenses at 1.20% for Class B shares. This expense cap will remain in effect until April 30, 2006.

(12) The advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the portfolio to the extent necessary to maintain the portfolio's operating expenses at 1.34% for Class B shares. This expense cap will remain in effect until April 30, 2006.


The Variable Funding Options section is supplemented as follows:

FUNDING OPTION                        INVESTMENT OPTION                          INVESTMENT ADVISER / SUBADVISER
------------------------------------- ------------------------------------------ ---------------------------------
SCUDDER VARIABLE SERIES II
   Scudder Mercury Large Cap Core     Seeks long-term capital growth. The        Deutsche Investment Management
     Portfolio - Class B              fund normally invests in a diversified     Americas Inc.
                                      portfolio of equity securities of
                                      large-cap U.S. companies.                  Subadviser: Mercury Advisors


   Scudder Templeton Foreign Value    Seeks long-term capital growth. The        Deutsche Investment Management
     Portfolio - Class B              fund normally invests in foreign           Americas Inc.
                                      securities, including emerging markets.
                                                                                 Subadviser: Templeton Global
                                                                                 Advisors Limited


November 2004                                                         L-24423